Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements as of and for the six months ended September 30, 2024, 2023 and 2022 include all adjustments (consisting of only normal recurring adjustments) considered necessary to present fairly the financial position, results of operations and cash flows for such interim periods. The results of operations for the six months ended September 30, 2024, 2023 and 2022 are not necessarily indicative of results to be expected for the full year ending March 31, 2025, 2024 and 2023. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the years ended March 31, 2024, 2023 and 2022.

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but not limited to, allowance for expected credit losses, determination of the useful lives of long-lived assets, impairment of long-lived assets, allowance for deferred tax assets, recognition and measurement of operating lease right-of-use assets, operating lease liabilities, and fair value and estimation of forfeiture of share based payment. Actual results could differ from the estimates, and as such, differences could be material to the unaudited condensed consolidated financial statements.

Adoption of new accounting standard

Adoption of new accounting standard

In March, 2022, the FASB issued ASU 2022-02 — Financial Instruments — Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures. This standard eliminates the accounting guidance on TDRs for creditors in ASC 310-40 and amends the guidance on “vintage disclosures” to require disclosure of current period gross write-offs by year of origination. The ASU also updates the requirements related to accounting for credit losses under ASC 326 and adds enhanced disclosures for creditors with respect to loan refinancings and restructurings for borrowers experiencing financial difficulty. The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for any entities that have adopted ASU 2016-13 — Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The Group adopted the ASU prospectively on April 1, 2023. The adoption of this standard did not have a material impact on the unaudited condensed consolidated financial statements.

Cash	Cash Cash include balances maintained with banks in Hong Kong that can be added or withdrawn without limitation.
Restricted cash

Restricted cash

Restricted cash represents bank balances the Group holds on behalf of its customers. The Group maintains segregated accounts with banks in Hong Kong to hold customers’ monies arising from its normal course of business. These segregated customers’ monies are strictly restricted for customers’ transactions and governed by the Securities and Futures (Client Money) Rules under the HKSFO. Such regulations are promulgated to protect customers’ assets. The Group has classified such segregated customers’ monies as restricted cash. Corresponding payables to customers are recorded upon receipt of cash from or for the customers.

Receivables from broker-dealers and clearing organizations

Receivables from broker-dealers and clearing organizations

Receivables from broker-dealers and clearing organizations represent balances due from broker-dealers and clearing organizations, including cash deposits placed, net commission receivables, receivables arising from unsettled trades on trade-date basis.

Receivables from broker-dealers and clearing organizations are measured at amortized cost less an allowance for expected credit loss as needed. The allowance for expected credit loss is the Group’s best estimate of the amount of probable credit losses in the Group’s existing receivables from broker-dealers and clearing organizations. The Group assesses collectability by reviewing receivables from broker-dealers and clearing organizations on a collective basis where similar characteristics exist or on an individual basis when the Group identifies specific broker-dealers and clearing organizations with known disputes or collectability issues. In determining the amount of the allowance for expected credit losses, the Group considers historical collectability based on past due status, the age of the balances of receivables from broker-dealers and clearing organizations, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from counterparties. Under this accounting guidance, the Group measures credit losses on its receivables from broker-dealers and clearing organizations using the current expected credit loss model under ASC 326. Balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of September 30, 2024 and March 31, 2024, no allowance for expected credit losses were recorded, respectively.

Receivables from customers

Receivables from customers

Receivables from customers include (i) amounts due on brokerage transactions on trade-date basis and those not yet settled by customers on settlement dates; (ii) fee receivables related to advisory services, due diligence services, introducing and referral services, investment management services and underwriting and placement services provided.

Receivables from customers are measured at amortized cost less an allowance for expected credit loss as needed. The allowance for expected credit loss is the Group’s best estimate of the amount of probable credit losses in the Group’s existing receivables from customers. The Group assesses collectability by reviewing receivables from customers on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for expected credit losses, the Group considers historical collectability based on past due status, the age of the balances of receivables from customers, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from counterparties. Under this accounting guidance, the Group measures credit losses on its receivables from customers using the current expected credit loss model under ASC 326. Balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of September 30, 2024 and March 31, 2024, the Group provided allowance for expected credit losses of $55,554 and $6,641, respectively.

Expected credit loss

Expected credit loss

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The Group adopted the new standard effective April 1, 2023, the first day of the Group’s fiscal year and applied to receivables from customers, amounts due from a related party and other financial instruments. The adoption of this guidance did not materially impact the net earning and financial position and has no impact on the cash flows.

Leases

Leases

The Group is a lessee of non-cancellable operating leases for corporate office premises. The Group determines if an arrangement is a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Group are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities on the Group’s unaudited condensed consolidated balance sheets.

ROU assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term.

When determining the lease term, at lease commencement date, the Group considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The interest rate used to determine the present value of future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date.

The lease standard (ACS 842) provides practical expedients for an entity’s ongoing accounting. The Group elects to apply short-term lease exception for leases with a lease term of 12 months or less at commencement. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Group also elects to adopt the practical expedient that allows lessee to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include building management fees, utility expenses and property taxes included and payable in the lease contract. These non-lease components are not separated from the lease components to which they relate and are collectively reflected as occupancy costs in the unaudited condensed consolidated statement of operations and comprehensive loss.

The Group evaluates the impairment of its ROU assets consistently with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. For the six months ended September 30, 2024, 2023 and 2022, the Group did not recognize any impairment loss against its ROU assets.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	5 years
Leasehold improvements	Shorter of lease term or 5 years

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the unaudited condensed consolidated statements of operations and comprehensive loss under other income or expenses.

Intangible assets

Intangible assets

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to either be finite or indefinite based on the nature of the intangible assets. The Group’s intangible assets represent eligibility rights to trade on or through SEHK. Management has determined that such assets have indefinite useful lives. These intangible assets are not amortized and are tested for impairment annually either individually or at the cash-generating unit level. These intangible assets are also evaluated annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews long-lived assets, including property and equipment, ROU assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the six months ended September 30, 2024, 2023 and 2022, no impairment of long-lived assets was recognized.

Payables to customers

Payables to customers

Payables to customers arise from the Group’s brokerage business and include cash deposits received by the Group from the customers and payables arising from unsettled trades on trade-date basis.

Payables broker-dealers and clearing organizations

Payables broker-dealers and clearing organizations

Payables broker-dealers and clearing organizations represent balances due to broker-dealers and clearing organizations, including net commission payables and payables arising from unsettled trades on trade-date basis.

Revenue recognition

Revenue recognition

a) Revenue from contracts with customers

The Group follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”), when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Group satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Group identifies each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Group applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

The Group’s principal revenue streams include:

Advisory fees

The Group provides investment advisory services by acting as advisor for its customers in return for advisory fees. The Group enters into distinct agreements with its customers for the provision of financial advisory services. The financial advisory service is distinct and identified as one performance obligation. Revenue from advisory fees is recognized over time when the performance is satisfied throughout the contract terms and when it is probable that a significant reversal of revenue recognized will not occur in future reporting periods.

According to the agreement, the customer is required to pay a monthly fee for investment advisory services. The payment is due from the date of billing.

Brokerage commissions

The Group earns fees and commissions from securities brokerage services based on a fixed rate for each transaction. When a customer executes a securities trading transaction with the Group, brokerage commission is recognized upon the completion of the transaction. Only a single performance obligation is identified for each securities trading transaction, and the performance obligation is satisfied on the trade date because this is when the underlying financial instrument is identified, the pricing of brokerage service is agreed upon and the promised services are delivered to customers. Brokerage commissions are recognized at a point in time on the trade date. The securities trading transaction could not be cancelled once it is executed and is not refundable, so returns and allowances are not applicable.

The customer is required to pay a fixed rate of the brokerage commissions for each securities brokerage transaction and payment is due within two days from the trade date.

Due diligence service fees

The Group enters into a distinct due diligence services agreement with its customers for providing them with due diligence report in return for a one-time fixed due diligence service fee. The Group is obligated to deliver its customers due diligence reports. The due diligence services the Group promises to provide to its customers are considered distinct and are therefore considered to be a single performance obligation. Before the full and complete delivery of the services, the customers cannot benefit from the performance and cannot control the work in progress. The Group controls the rights to the services, which are not associated with any progress payments. As a result, revenue from providing business due diligence services does not meet the criteria of recognizing revenue over time. The revenue is therefore recognized at a point in time when the transaction is completed and the Group’s performance obligation is fulfilled, as evidenced by the delivery of the complete due diligence report.

Payment is due from the date of billing and all due diligence services were completed prior to September 30, 2024.

Handling income

The Group provides other financial services including dividend collection and custodian services, and earns handling income in return for these services provided.

Custodian services – The Group enters into distinct custodian agreements with its customers for the provision of custodian and administration services. Among all other services provided, the Group earns a fee by assisting its customers in transferring the physical shares certificates they hold into Central Clearing and Settlement System (CCASS), a centralized electronic book-entry clearing and settlement system for transactions of securities listed in SEHK, for custodian purposes. The Group earns a fee based on a fixed rate of the value of shares in concern. The custodian agreement is distinct and is identified as one performance obligation. Revenue is recognized at a point in time upon the completion of the transaction.

Dividend collection – When the securities held by its customers have any corporate action, the Group may act as the agent of its customers in processing and collecting the related dividends. The Group earns a fee based on a fixed rate of the amount of dividend in concern. Only a single performance obligation is identified in the contract and income from dividend collection services is recognized at a point in time upon the completion of the transaction.

According to the agreement, the customer is required to pay a handling fee for custodian service at fixed amount and a fee for dividend collection at a fixed percentage on the dividends collected for each transaction. Payment is due upon completion of services.

Introducing and referral income

The Group derives introducing and referral income from the introduction of customers to other financial service providers or other interested parties. The Group enters into distinct referral agreements with these parties in relation to the introducing and referral services rendered and the fee is crystalized at the point when the referees executed a transaction with these parties. Under the distinct referral agreements the Group has in place, the Group is not subject to any minimum referral numbers, any committed targets nor any other obligations once the referral is made. No claw back or adjustments to the income are allowed under these agreements. Revenue from providing introducing and referral services is recognized at a point in time when the transaction and the performance is completed.

According to the agreement, the customer is required to pay an introducing and referral fee on a monthly basis. The payment is due from the date of billing.

Investment management fee income

The Group provides investment management service by acting as investment manager for its customers in return for investment management fee income. The Group enters into distinct investment management agreements with its customers for the provision of investment management service. The investment management service is distinct and is identified as one performance obligation. Revenue from investment management service is recognized over time when the performance is satisfied throughout the contract terms and when it is probable that a significant reversal of revenue recognized will not occur in future reporting periods.

According to the agreement, the customer is required to pay a monthly fee for investment management services. The payment is due from the date of billing.

Underwriting and placement income

The Group provides underwriting and placement services by acting as an underwriter, global coordinator, book runner or lead manager for securities issuances and bonds placements, in return for underwriting and placement income.

The Group enters into a distinct underwriting or placement agreement with its customers, i.e. corporate issuers, for the provision of underwriting and placement services. The underwriting and placement service is distinct and is identified as one performance obligation. As stipulated in the underwriting and placement agreement, the Group will charge an underwriting and placement income based on certain percentage of the funds raised in the transaction, either initial public offerings or other fundraising or placement activities.

Revenue from providing underwriting and placement services to customers is recognized at a point in time when the transaction and the performance is completed, which is generally at the completion of the public offering, i.e., listing of the securities on relevant exchanges, or the completion of a placement.

For certain underwriting and placement projects, the Group will reduce its commitments and exposures by having sub-underwriting and sub-placement arrangements with other broker-dealers. Generally, the terms of these sub-underwriting and sub-placement arrangements would mirror the master underwriting and placement agreements the Group has in place with its customers but give a concession fee to these broker-dealers for services rendered under the sub-underwriting and sub-placement arrangements.

The Group follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the services itself (that is, the entity is a principal) or to arrange for those services to be provided by the other party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified services to be provided to the customer

Step 2: Assess whether it controls each specified service before that service is transferred to the customer

Under the underwriting and placement agreements the Group has in place with its customers, the Group has a primary responsibility in rendering the underwriting and placement services and meeting the specific requirements set out in these agreements. The whole process is primarily controlled by the Group who decides to whom the offering shares it may sell and, if it thinks fit, has the full discretionary authority in engaging any broker-dealer for such sub-underwriting and sub-placement arrangements without the consent from its customers. The Group has the primary responsibility in the function. The Group also has full authority in negotiating and setting the fees with its customers and broker-dealers and deciding the margin on each project without the consent from other parties. Accordingly, the Group has full control on the underwriting and placement services it offers to the customers and is a principal in the contracts. The Group recognizes revenue at the gross amount it is entitled to from its customers.

The agreement of underwriting and placement services requires payment following the completion of services.

Sources of revenue

Disaggregated information of revenue by major sources are as follows:

	For the Six Months Ended September 30, 2024
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$128,581	$2,010	$130,591
exchanges in United States	22,871	9,912	32,783

Due diligence service fees	39,698	-	39,698

Handling income on
custodian services	13,463	-	13,463
dividend collection	31,017	-	31,017

Introducing and referral income	329,534	-	329,534

Underwriting and placement income related to
equity securities	82,251	-	82,251

Revenue from contracts with customers recognized over time
Investment management fee income	7,826	-	7,826

Revenue from other sources
Interest income and others (note)	35,157	2,019	37,176
	$690,398	$13,941	$704,339
	For the Six Months Ended September 30, 2023
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$155,579	$302	$155,881
exchanges in United States	2,630	878	3,508

Handling income on
custodian services	36,714	2,056	38,770
dividend collection	6,802	1	6,803

Introducing and referral income	159,129	-	159,129

Underwriting and placement income related to
equity securities	39,765	-	39,765

Revenue from contracts with customers recognized over time
Advisory fees	321,558	-	321,558

Revenue from other sources
Interest income and others (note)	24,141	1,071	25,212
	$746,318	$4,308	$750,626

	For the Six Months Ended September 30, 2022
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$73,673	$10,752	$84,425
exchanges in United States	247,480	60,435	307,915
other exchanges	29,986	-	29,986

Handling income on
custodian services	13,413	-	13,413
dividend collection	4,710	-	4,710

Introducing and referral income	224,865	-	224,865

Underwriting and placement income related to
equity securities	96,340	-	96,340
bonds and others	318,317	-	318,317

Revenue from contracts with customers recognized over time
Investment management fee income	18,658	2,088	20,746

Revenue from other sources
Interest income and others (note)	73,643	5,742	79,385
	$1,101,085	$79,017	$1,180,102

Note:

Interest income and others primarily consist of interests earned on bank deposits and a customers’ overdue, which are not within the scope ASC 606.

Interest income is recognized as it accrues using the effective interest method. Interests on customers’ overdue represent interests charged on overdue receivables from customers arising from brokerage transactions. According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts overdue, i.e. amounts due on brokerage transactions which are not yet settled on settlement dates, at an interest at Hong Kong Prime Lending Rate plus 8% per annum accrued on daily basis.

Government subsidies primarily relate to one-off entitlement granted by the Hong Kong Government under the Employment Support Scheme of the Anti-epidemic Fund. The Group recognizes government subsidies as other income when the conditions are met.

Interest income and others recognized for the six months ended September 30, 2024, 2023 and 2022 were broken down as below.

	For the Six Months Ended September 30,
	2024	2023	2022
Interests on bank deposits	$828	$135	$5
Interests on customers’ overdue	32,996	20,770	29,957
Government subsidies	-	-	47,660
Sundry income	3,352	4,307	1,763
	$37,176	$25,212	$79,385

Brokerage, clearing and exchange fees

Brokerage, clearing and exchange fees

Brokerage, clearing and exchange fees primary relate to transaction costs paid to broker-dealers and clearing organizations on securities brokerage services which are expensed as incurred.

Employee benefit plan

Employee benefit plan

Employees of the Group located in Hong Kong participate in a compulsory retirement benefit scheme as required by the local laws in Hong Kong. Contributions are required by both the Group and its employees at a rate of 5% on the employees’ relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (equivalent to $3,842). For the six months ended September 30, 2024, 2023 and 2022, the total amount charged to the unaudited condensed consolidated statements of operations and comprehensive loss in respect of the Group’s costs incurred in the scheme were $17,171, $12,833 and $16,721, respectively.

Share based compensation expenses

Share based compensation expenses

The Group uses the fair value method of accounting for the share options granted to directors and employees to measure the cost services received in exchange for share based awards. The Group has selected the binominal option-pricing model as the most appropriate fair value method for its option awards. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, and the probability that the option will be exercised prior to the end of its contractual life. The Group estimates the forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. These inputs are subjective and generally require significant judgment. The resulting cost is recognized over the period during which directors and employees are required to provide service in exchange for the awards. Share-based compensation expense is recognized on a graded vesting basis, net of estimated forfeitures. For the six months ended September 30, 2024, 2023 and 2022, the total amount charged to the unaudited condensed consolidated statements of operations and comprehensive loss in respect of the Group’s share based compensation expenses were $835,967, $nil and $nil, respectively.

In accordance with ASC 718, modifications to stock-based awards are accounted for as exchanges of the original awards for new awards. The incremental fair value, which is the difference between the fair value of the modified award and the original award immediately before modification, is measured at the modification date. This incremental fair value is recognized immediately as compensation cost for vested awards. For unvested awards, the incremental compensation cost, along with any remaining unrecognized compensation cost of the original award, is recognized over the remaining requisite vesting period.

Income taxes

Income taxes

The Group accounts for income taxes under ASC 740, Income Taxes. Provision for income taxes consists of current taxes and deferred taxes.

Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is recognized in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group does not consider that there was any uncertain tax position as of September 30, 2024 and March 31, 2024.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments.

The Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, but instead reports costs and expenses by nature as a whole.

Loss per share

Loss per share

Loss per share (“EPS”) is calculated in accordance with ASC 260, Earnings Per Share. Basic EPS is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of shares outstanding during the period.

Diluted EPS is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effect would be antidilutive. With a net loss attributable to ordinary shareholders, the inclusion of dilutive potential common shares would be antidilutive, the diluted EPS is computed the same as basic EPS.

Basic and diluted EPS are presented in the Group’s unaudited condensed consolidated statements of operations and comprehensive loss.

Translation of foreign currencies

Translation of foreign currencies

The Group’s principal place of operations is Hong Kong. The financial position and results of its operations are determined using Hong Kong Dollars (“HK$”), the local currency, as the functional currency. The Company’s unaudited condensed consolidated financial statements are presented using the U.S. Dollars (“US$” or “$”). The results of operations and the unaudited condensed consolidated statements of cash flows denominated in functional currency are translated to US$ at the average rate of exchange during the reporting period. Assets and liabilities denominated in functional currency at the balance sheet date are translated to US$ at the applicable rates of exchange in effect at balance sheet date. The equity denominated in functional currency is translated to US$ at the historical rate of exchange at the time of transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the unaudited condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in unaudited condensed consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Group’s unaudited condensed consolidated statements of operations and comprehensive loss.

The following table outlines the exchange rates that are used in preparing these unaudited condensed consolidated financial statements:

	As of
	September 30,	March 31,
	2024	2024
Period-end spot rate	7.7698	7.8259
	For the Six Months Ended September 30,
	2024	2023	2022
Average rate	7.8089	7.8329	7.8472

Fair value of financial instruments

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 – Quoted prices in active markets for identical assets and liabilities.

Level 2 – Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of September 30, 2024 and March 31, 2024, financial instruments of the Group comprised primarily cash, restricted cash, receivables from broker-dealers and clearing organizations, receivables from customers, amounts due from related party, other assets, payables to customers, payables to broker-dealers and clearing organizations, accrued expenses and other liabilities. The Group concludes that the carrying amounts of these financial instruments approximate their fair values because of the short-term nature of these instruments.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s unaudited condensed consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent accounting pronouncements

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Group meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)” (“ASU 2023-07”). The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision useful financial analyses. Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (CODM) uses to assess segment performance and make decisions about allocating resources. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in ASU 202307 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. Management considers that the guidance will not have a significant impact on the disclosures set out in these unaudited condensed consolidated financial statements.

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740)” (“ASU 2023-09”). The amendments in ASU 2023-09 address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. One of the amendments in ASU 2023-09 includes disclosure of, on an annual basis, a tabular rate reconciliation of (i) the reported income tax expense (or benefit) from continuing operations, to (ii) the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate of the jurisdiction of domicile using specific categories, including separate disclosure for any reconciling items within certain categories that are equal to or greater than a specified quantitative threshold of 5%. ASU 2023-09 also requires disclosure of, on an annual basis, the year-to-date amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). The amendments in ASU2023-09 are effective for annual periods beginning after December 15, 2024, and should be applied prospectively. The Group is currently evaluating the impact of the update on the Group’s unaudited condensed consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Group is currently evaluating the impact of the on its unaudited condensed consolidated financial statements and related disclosures.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the Group’s unaudited condensed consolidated financial statements.